Basis of presentation	6 Months Ended
Jun. 30, 2023
Basis of presentation
Basis of presentation

2. Basis of presentation

These condensed interim consolidated financial statements of TF Precious Metals and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), applicable to the preparation of interim financial statements, including International Accounting Standard (“IAS”) 34, Interim Financial Reporting.

These condensed interim consolidated financial statements should be read in conjunction with TF Precious Metals’ most recently issued audited financial statements for the years ended December 31, 2022 and 2021 (“2022 Annual Financial Statements”), which include information necessary or useful to understanding the Company’s business and financial statement presentation. In particular, the Company’s significant accounting policies were presented in Note 3 to the 2022 Annual Financial Statements and have been consistently applied in the preparation of these condensed interim consolidated financial statements. Certain comparative figures have been reclassified to conform to current year presentation. There were no new accounting standards effective January 1, 2023 that had a material impact to the Company’s financial statements as at June 30, 2023. These condensed interim consolidated financial statements were authorized for issuance by the Board of Directors of TF Precious Metals on August 8, 2023.